UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07171

Name of Fund: BlackRock Advantage Global Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Advantage Global

Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2020

Date of reporting period: 12/31/2019

Item 1  – Report to Stockholders

DECEMBER 31, 2019

2019 Semi-Annual Report (Unaudited)

BlackRock Advantage Global Fund, Inc.

BlackRock EuroFund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

U.S. equities and bonds finished the last year of the decade with impressive returns, putting an exclamation point on a decade of strong performance despite the fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. In many ways, it was fitting that the themes of 2019 — geopolitical uncertainty, fears of recession, and decisive monetary stimulus — put the capstone on a decade that was defined by grappling with these competing forces.

Equity and bond markets posted solid returns, particularly in the second half of the year, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that has characterized this economic cycle. U.S. large cap equities advanced the most, while equities at the high end of the risk spectrum — emerging markets and U.S. small cap — lagged while still posting solid returns.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, generally posted the strongest returns, as inflation remained low. Investment-grade and high-yield corporate bonds also posted solid returns, as the credit fundamentals in corporate markets remained relatively solid.

As equity performance faltered in late 2018 and global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted away from policies designed to decrease inflation in favor of renewed efforts to stimulate economic activity. The Fed left interest rates unchanged in January 2019, then reduced interest rates three times thereafter, starting in July 2019. Similarly, the Fed took measures to support liquidity in short-term lending markets. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

Looking ahead, we believe U.S. economic growth will stabilize and gradually improve in 2020. The primary drivers of recent market performance — trade and monetary policies — could take a back seat to a nascent expansion in manufacturing and a recent uptick in global growth. The headwinds of policy uncertainty in 2019 could become tailwinds in 2020 due to pro-cyclical policy shifts.

Overall, we favor increasing investment risk to benefit from the brighter outlook. In addition to having a positive view for equities overall, we favor emerging market equities over developed market equities. Increasing cyclical exposure through value-style investing and maintaining a meaningful emphasis on high-quality companies through quality factors also makes sense for diversified investors. In fixed income, government bonds continue to be important portfolio stabilizers, while emerging market bonds, particularly local currency bonds, offer relatively attractive income opportunities.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.92%	31.49%
U.S. small cap equities (Russell 2000® Index)	7.30	25.52
International equities (MSCI Europe, Australasia, Far East Index)	7.01	22.01
Emerging market equities (MSCI Emerging Markets Index)	7.09	18.42
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.03	2.28
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	1.36	8.91
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.45	8.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.21	7.26
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.98	14.32
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2019	BlackRock Advantage Global Fund, Inc.

Investment Objective

BlackRock Advantage Global Fund, Inc.’s (the “Fund”) investment objective is to seek long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2019, the Fund underperformed its benchmark, the MSCI All Country World Index.

What factors influenced performance?

Stock selection detracted over the reporting period. Specifically, the fundamental insights composite was most challenged across both value and quality buckets. Nontraditional value insights were the biggest detractors including a cross-asset measure comparing a company’s stock price to the price of its bond, an insight that looks to avoid crowded mutual fund positions and finally an exchange-traded fund flow-based measure. Quality insights struggled as well, specifically a traditional insight betting against low quality earnings and a nontraditional insight betting on companies led by their founders were the biggest underachievers there. Sentiment-based insights were not far behind as deteriorating company fundamentals proved to be a headwind to stocks favored by brokers. Stock specific earnings misses in the consumer discretionary and financials sectors detracted as well.

Performance over the reporting period was driven primarily by macro-thematic insights. After closing 2018 on a losing note and spending much of the front end of 2019 in recovery mode, the global equity markets seemingly flatlined through the summer. Coming into September, investors faced a confluence of continued pressure on macro-economic data, escalating tensions on the geopolitical front, softening corporate earnings and uncertainty stemming from the U.S.-China trade standoff. This escalation in trade tensions gave rise to renewed fears of recession, resulting in a historic reversal of positive performance for momentum-based trades. A timely readout from momentum insights and a related reduction in risk helped the portfolio avoid the worst of the momentum drawdown. At the country level, a Brexit-inspired underweight to the United Kingdom proved additive. Finally, a contrarian overweight to Australia contributed as wildfire and China trade-related selling proved overdone. At the sector level, facing a low growth environment, an underweight to the growth-challenged utilities sector proved accretive.

Describe recent portfolio activity.

The Fund maintained a balanced allocation of risk across all major return drivers over the period. However, within the macro thematic composite the investment adviser reduced the size of the long growth-short value trade due to the historic performance spread between the two factors and the potential for a rebound in value relative performance, which in fact materialized in September. Furthermore, several new insights were added including a measure that tracks stocks with scheduled roadshows as a sign of improving company prospects.

Describe portfolio positioning at period end.

The Fund was positioned for the continuation of a low rate, low inflation and moderate growth environment while staying well diversified across geographies, industries and other drivers of risk. Industry selection models retained a pro-growth stance, with an overweight to secular growth plays in health care and information technology. At the country level, forward-looking growth indicators resulted in a positive stance on core Eurozone countries such as Germany and France, hedged by a negative view on the Italian economy.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019 (continued)	BlackRock Advantage Global Fund, Inc.

Performance Summary for the Period Ended December 31, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.67%	25.86%	N/A	7.08%	N/A	9.15%	N/A
Investor A	7.58	25.54	18.95%	6.76	5.61%	8.81	8.22%
Investor C	7.17	24.62	23.62	5.93	5.93	7.94	7.94
Class K	7.73	25.93	N/A	7.11	N/A	9.16	N/A
Class R	7.38	25.23	N/A	6.42	N/A	8.42	N/A
MSCI All Country World Index(c)	8.92	26.60	N/A	8.41	N/A	8.79	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI All Country World Index. The Fund’s returns prior to October 26, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Global SmallCap Fund, Inc.”

(c)

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 49 country indexes comprising of 23 developed and 26 emerging market country indexes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,076.70	$3.71	$1,000.00	$1,021.57	$3.61	0.71%
Investor A	1,000.00	1,075.80	5.01	1,000.00	1,020.31	4.88	0.96
Investor C	1,000.00	1,071.70	8.90	1,000.00	1,016.54	8.67	1.71
Class K	1,000.00	1,077.30	3.45	1,000.00	1,021.82	3.35	0.66
Class R	1,000.00	1,073.80	6.31	1,000.00	1,019.05	6.14	1.21

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of December 31, 2019 (continued)	BlackRock Advantage Global Fund, Inc.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Microsoft Corp.	3%
Apple, Inc.	2
Amazon.com, Inc.	2
Facebook, Inc.	2
Sumitomo Bank Tokyo	1
Visa, Inc.	1
Johnson & Johnson	1
Roche Holding AG	1
salesforce.com, Inc.	1
Honeywell International, Inc.	1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets
United States	56%
Japan	7
China	5
United Kingdom	4
Canada	4
France	4
Australia	3
Switzerland	3
Germany	2
Taiwan	2
Netherlands	2
India	1
South Africa	1
Brazil	1
South Korea	1
Belgium	1
Other(a)	3

(a)	Includes holdings within countries that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019	BlackRock EuroFund

Investment Objective

BlackRock EuroFund’s (the “Fund”) investment objective is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2019, the Fund underperformed its benchmark, the MSCI EMU Index.

What factors influenced performance?

Europe’s equity markets performed well in the second half of 2019, as the accommodative policies of the world’s central banks lifted sentiment and created a tailwind for higher-risk assets across the globe. In addition, the results of the U.K. election in December provided greater clarity regarding Brexit. European stocks lagged the broader world markets, reflecting investors’ persistent concerns about the economic outlook.

Underweight allocations to the materials, financials and utility sectors detracted from Fund performance. With respect to financials, banking stocks performed particularly well due to favourable interest-rate trends and supportive regulatory changes. However, the investment adviser retained an underweight in the industry based on the lack of evidence showing an improvement in banks’ fundamentals.

A position in the pharmaceutical company Ipsen SA (France), whose stock slid after trials for a key drug were put on hold due to safety issues, was a key detractor from Fund performance. In addition, Ipsen’s chief executive officer departed. Holdings in the French companies Pernod Ricard SA and Remy Cointreau SA also lagged following the re-opening of discussions regarding U.S. tariffs on European imports.

On the positive side, an underweight allocation to the communication services sector — particularly large, legacy telecommunications companies — aided Fund returns. An underweight in consumer staples was a further plus, largely as a result of zero weightings in a number of underperforming personal care and food/beverage stocks.

The Fund’s overweight in the industrial sector also contributed, as did an out-of-benchmark position in the Danish transportation and logistics company DSV Panalpina A/S. The company, formerly known as DSV AS, agreed to purchase Panalpina Welttransport (Holding) AG in April. The stock rallied due to better-than-expected synergies from the merger, improved earnings guidance, and the announcement of a stock buyback. The Fund also generated robust returns in the information technology sector due to the combination of an overweight position and effective stock selection. The semiconductor stock ASML Holdings NV (Netherlands), which benefited from evidence of a recovery in its end market, was a particularly strong performer.

Describe recent portfolio activity.

The Fund’s investment adviser team continued to rotate the portfolio’s positions to capture opportunities or sell holdings that either hit its price targets or that failed to meet expectations. Among the notable additions for the period were the oil refining company Neste OYJ (Finland), Teleperformance SE (France), Schneider Electric SE (France) and the aircraft-engine manufacturer MTU Aero Engines AG (Germany). The Fund exited one of its positions in the communication services sector, Ubisoft Entertainment SA (France), on evidence of weaker fundamental prospects. The Fund also sold its holdings in Wartsila OYJ (Finland), Tenaris SA (Luxembourg), Sampo OYJ (Finland), and Capgemini SE (France).

Describe portfolio positioning at period end.

The Fund was overweight in the industrials, information technology and health care sectors, and it was underweight in consumer discretionary, materials, energy, financials, utilities, communication services and consumer staples. The Fund kept a neutral weighting in real estate.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

FUND SUMMARY	7

Fund Summary as of December 31, 2019 (continued)	BlackRock EuroFund

Performance Summary for the Period Ended December 31, 2019

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.35%	25.17%	N/A	2.59%	N/A	3.54%	N/A
Investor A	5.23	24.88	18.32%	2.37	1.27%	3.32	2.76%
Investor C	4.80	23.91	22.91	1.56	1.56	2.47	2.47
Class K	5.43	25.36	N/A	2.64	N/A	3.56	N/A
Class R	4.93	24.13	N/A	1.85	N/A	2.76	N/A
MSCI EMU Index(c)	6.24	23.20	N/A	5.55	N/A	3.99	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. The Fund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies located in countries participating in the European Monetary Union (the ‘‘Eurozone’’). The Fund’s total returns prior to October 23, 2018, are the returns of the Fund when it followed different investment strategies.

(c)

MSCI EMU Index captures large and mid-cap representation across the 10 Developed Markets countries in the European Economic and Monetary Union (“EMU”). With 247 constituents, the MSCI EMU Index covers approximately 85% of the free float-adjusted market capitalization of the EMU.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/19)	Ending Account Value (12/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,053.50	$6.30	$1,000.00	$1,019.00	$6.19	1.22%
Investor A	1,000.00	1,052.30	7.22	1,000.00	1,018.10	7.10	1.40
Investor C	1,000.00	1,048.00	11.22	1,000.00	1,014.18	11.04	2.18
Class K	1,000.00	1,054.30	5.37	1,000.00	1,019.91	5.28	1.04
Class R	1,000.00	1,049.30	10.25	1,000.00	1,015.13	10.08	1.99

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2019 (continued)	BlackRock EuroFund

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
LVMH Moet Hennessy Louis Vuitton SE	7%
Safran SA	5
ASML Holding NV	5
SAP SE	4
Allianz SE, Registered Shares	4
Sanofi	4
Airbus SE	4
adidas AG	4
Schneider Electronic SE	4
Vinci SA	3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets
France	39%
Germany	25
Netherlands	10
United Kingdom	5
Italy	5
Spain	4
Denmark	3
Belgium	3
Switzerland	2
Ireland	1
Finland	1
Portugal	1
Europe	1
United States	—	(b)
Liabilities in Excess of Other Assets	—	(b)

(a)	Includes holdings within countries that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries.
(b)	Represents less than 1%.

FUND SUMMARY	9

About Fund Performance

Institutional Shares and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (‘‘NAV’’) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on July 1, 2019 and held through December 31, 2019) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) December 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.6%

Australia — 3.0%
AGL Energy Ltd.	38,184	$549,605
ALS Ltd.	36,894	237,538
Altium Ltd.	1,220	29,727
Ansell Ltd.	12,297	250,403
Aristocrat Leisure Ltd.	141,233	3,337,216
AusNet Services	71,707	85,510
Australia & New Zealand Banking Group Ltd.	3,550	61,223
Beach Energy Ltd.	13,028	23,043
BHP Group Ltd.	27,209	745,045
Brambles Ltd.	3,512	28,906
Carsales.com Ltd.	1,875	21,866
CIMIC Group Ltd.	14,071	327,145
Cochlear Ltd.	3,314	522,306
Commonwealth Bank of Australia	5,932	332,772
Computershare Ltd.	3,465	40,852
Crown Resorts Ltd.	1,933	16,297
CSL Ltd.	3,775	731,905
Goodman Group	3,498	32,871
GPT Group	22,308	87,872
Harvey Norman Holdings Ltd.	67,757	193,521
IDP Education Ltd.	15,033	181,213
JB Hi-Fi Ltd.	927	24,534
Macquarie Group Ltd.	13,628	1,319,794
Magellan Financial Group Ltd.	4,485	179,691
Oil Search Ltd.	6,818	34,765
Orica Ltd.	2,728	42,067
QBE Insurance Group Ltd.	4,836	43,700
REA Group Ltd.	3,676	267,050
Scentre Group	504,093	1,356,643
Sonic Healthcare Ltd.	8,909	179,631
Sydney Airport	3,269	19,862
Tabcorp Holdings Ltd.	60,367	191,913
Treasury Wine Estates Ltd.	71,862	818,562
Vicinity Centres	21,663	37,890
Wesfarmers Ltd.	7,240	210,407
Woolworths Group Ltd.	19,705	499,787

		13,063,132

Austria — 0.1%
Raiffeisen Bank International AG	1,251	31,312
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,168	33,087
Wienerberger AG	8,434	249,944

		314,343

Belgium — 0.7%
Galapagos NV(a)	351	73,095
Groupe Bruxelles Lambert SA	10,926	1,152,921
Sofina SA	185	40,018
Solvay SA	597	69,487
UCB SA	20,403	1,623,560

		2,959,081

Brazil — 0.3%
Ambev SA	109,972	510,398
B3 SA — Brasil Bolsa Balcao	4,800	51,273
Cia. Hering	5,552	46,981
Cosan Ltd., Class A(a)	1,072	24,484
CPFL Energia SA	3,200	28,280
EDP — Energias do Brasil SA	8,100	44,500
Energisa SA	2,300	30,606
Equatorial Energia SA	9,300	52,688
Iochpe-Maxion SA	2,100	12,205
Lojas Renner SA	4,560	63,695
Petroleo Brasileiro SA	15,700	124,891

Security	Shares	Value

Brazil (continued)
Porto Seguro SA	13,222	$206,217
Vale SA	6,300	83,474

		1,279,692

Canada — 3.2%
Bank of Montreal	23,276	1,803,933
Bank of Nova Scotia	5,870	331,573
BCE, Inc.	19,052	882,652
Capital Power Corp.	662	17,532
CCL Industries, Inc., Class B	2,669	113,703
CGI, Inc.(a)	3,031	253,651
FirstService Corp.	219	20,388
Franco-Nevada Corp.	5,012	517,546
Gibson Energy, Inc.	1,183	24,224
Great-West Lifeco, Inc.	15,215	389,705
Hydro One Ltd.(b)	11,923	230,279
Manulife Financial Corp.	7,741	157,139
Northland Power, Inc.	13,511	283,007
Nutrien Ltd.	15,368	735,766
Open Text Corp.	1,054	46,444
Power Financial Corp.	27,516	740,371
Quebecor, Inc., Class B	29,583	754,981
Restaurant Brands International, Inc.	10,412	663,745
Ritchie Bros Auctioneers, Inc.	535	22,957
Rogers Communications, Inc., Class B	13,376	664,190
Royal Bank of Canada	2,471	195,522
TFI International, Inc.	10,303	347,281
Thomson Reuters Corp.	2,184	156,230
TMX Group Ltd.	309	26,758
Toronto-Dominion Bank	74,369	4,171,033
Wheaton Precious Metals Corp.	11,599	345,143
WSP Global, Inc.	1,114	76,068

		13,971,821

China — 4.5%
3SBio, Inc.(a)(b)	16,000	20,728
Agricultural Bank of China Ltd., Class H	329,000	144,813
Alibaba Group Holding Ltd. — ADR(a)	17,947	3,806,559
Angang Steel Co. Ltd., Class H(a)	39,000	16,228
Anhui Conch Cement Co. Ltd., Class A	4,900	38,604
Anhui Conch Cement Co. Ltd., Class H	11,000	80,147
BAIC Motor Corp. Ltd., Class H(b)	81,000	46,026
Bank of China Ltd., Class A	46,400	24,610
Bank of China Ltd., Class H	1,975,000	844,269
Bank of Communications Co. Ltd., Class A	92,500	74,865
Bank of Communications Co. Ltd., Class H	164,000	116,536
Baoshan Iron & Steel Co. Ltd., Class A	43,260	35,714
BBMG Corp., Class H	100,000	30,688
BeiGene Ltd., ADR(a)	339	56,193
Beijing Enterprises Holdings Ltd.	3,000	13,766
BOC Hong Kong Holdings Ltd.	132,500	459,964
BYD Electronic International Co. Ltd.	10,000	19,252
Changchun High & New Technology Industry Group, Inc., Class A	500	32,137
China Agri-Industries Holdings Ltd.	48,000	25,425
China Coal Energy Co. Ltd., Class H	200,000	79,370
China Construction Bank Corp., Class H	448,000	388,435
China Everbright Bank Co. Ltd., Class A	167,400	106,137
China Hongqiao Group Ltd.	65,500	39,502
China Life Insurance Co. Ltd., Class H	284,000	789,991
China Minsheng Banking Corp. Ltd., Class A(a)	30,200	27,391
China Mobile Ltd.	91,500	773,162
China Pacific Insurance Group Co. Ltd., Class H	23,200	91,408
China Petroleum & Chemical Corp., Class A	711,577	523,478
China Petroleum & Chemical Corp., Class H	1,208,000	727,374

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Railway Signal & Communication Corp. Ltd., Class H(b)	82,000	$45,785
China Reinsurance Group Corp., Class H	397,000	65,250
China Shenhua Energy Co. Ltd., Class H	11,500	24,045
China Telecom Corp. Ltd., Class H	36,000	14,832
China Unicom Hong Kong Ltd.	70,000	65,913
CNOOC Ltd.	1,068,000	1,775,902
Dali Foods Group Co. Ltd.(b)	89,000	65,936
Datang International Power Generation Co. Ltd., Class H	242,000	46,268
Dongfang Electric Corp. Ltd., Class A	21,000	27,770
Dongfeng Motor Group Co. Ltd., Class H	32,000	30,105
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,100	32,488
Greentown China Holdings Ltd.	20,000	24,561
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	22,000	75,158
Guotai Junan Securities Co. Ltd., Class H(b)	93,200	165,127
Huadian Power International Corp. Ltd., Class H	120,000	45,596
Industrial & Commercial Bank of China Ltd., Class A	34,300	28,996
Industrial & Commercial Bank of China Ltd., Class H	889,000	685,889
Industrial Bank Co. Ltd., Class A	11,200	31,880
Innovent Biologics, Inc.(a)(b)	6,000	20,479
JD.com, Inc. — ADR(a)	33,235	1,170,869
Jiangsu Hengrui Medicine Co. Ltd., Class A	12,700	159,873
Kaisa Group Holdings Ltd.(a)	57,000	27,210
Kweichow Moutai Co. Ltd., Class A	200	34,056
KWG Group Holdings Ltd.(a)	30,000	42,033
Legend Holdings Corp., Class H(b)	22,100	50,106
Lenovo Group Ltd.	112,000	75,214
Li Ning Co. Ltd.	21,500	64,485
Logan Property Holdings Co. Ltd.	52,000	87,251
Luxshare Precision Industry Co. Ltd., Class A	20,000	105,180
Metallurgical Corp. of China Ltd., Class H	343,000	77,025
MMG Ltd.(a)	48,000	14,423
NetEase, Inc. — ADR	300	91,992
New China Life Insurance Co. Ltd., Class H	4,700	20,206
New Oriental Education & Technology Group, Inc. — ADR(a)	1,157	140,286
Oppein Home Group, Inc., Class A	3,200	53,790
PetroChina Co. Ltd., Class H	1,468,000	738,984
Ping An Insurance Group Co. of China Ltd., Class H	9,000	106,501
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,700	34,825
Shenzhen Investment Ltd.	76,000	30,459
Shui On Land Ltd.	75,000	16,483
Sinopec Engineering Group Co. Ltd., Class H	41,500	24,839
Sinotrans Ltd., Class H	60,000	20,408
Sinotruk Hong Kong Ltd.	26,000	55,491
Sunny Optical Technology Group Co. Ltd.	1,100	19,059
Tencent Holdings Ltd.	57,700	2,779,762
Towngas China Co. Ltd.(a)	27,000	18,703
Uni-President China Holdings Ltd.	42,000	44,124
Vipshop Holdings Ltd. — ADR(a)	4,931	69,872
Wuliangye Yibin Co. Ltd., Class A	15,173	290,550
Yihai International Holding Ltd.(a)	9,000	52,832
Yuexiu Property Co. Ltd.	118,000	27,259
Yum China Holdings, Inc.	3,347	160,690
Yuzhou Properties Co. Ltd.	39,000	21,456
Zhejiang Semir Garment Co. Ltd., Class A	19,600	27,815

		19,458,863

Czech Republic — 0.0%
CEZ AS	4,099	92,123

Denmark — 0.4%
Carlsberg A/S, Class B	5,185	773,788
Chr Hansen Holding A/S	3,119	247,859
Genmab A/S(a)	543	120,765

Security	Shares	Value

Denmark (continued)
GN Store Nord A/S	4,400	$206,979
H Lundbeck A/S	3,760	143,747
Royal Unibrew A/S	1,470	134,650
SimCorp A/S	790	89,829

		1,717,617

Finland — 0.5%
Fortum OYJ	10,905	269,173
Kone OYJ, Class B	29,876	1,953,527
TietoEVRY OYJ	6	186

		2,222,886

France — 3.7%
Bouygues SA	22,447	956,847
Christian Dior SE	2,778	1,427,868
Credit Agricole SA	23,321	339,352
Dassault Systemes SE	199	32,820
Edenred	13,988	724,920
Eiffage SA	305	34,992
Electricite de France SA	10,535	117,552
Engie SA	26,375	427,231
Gaztransport Et Technigaz SA	1,086	104,600
Kering SA	697	459,263
L’Oreal SA	11,073	3,274,368
Lagardere SCA	2,609	56,862
LVMH Moet Hennessy Louis Vuitton SE	6,338	2,953,214
Nexity SA	398	20,004
Pernod Ricard SA	6,547	1,171,504
Publicis Groupe SA	7,891	357,789
Renault SA	7,682	364,798
Rexel SA	2,765	36,776
Rubis SCA	942	57,967
Safran SA	1,932	298,415
Sanofi	881	88,477
Sartorius Stedim Biotech	465	77,184
Schneider Electric SE	5,621	577,500
SCOR SE	2,451	103,177
SPIE SA	1,317	26,917
Teleperformance	330	80,625
TOTAL SA	34,223	1,899,052
Veolia Environnement SA	1,144	30,440
Vinci SA	372	41,431

		16,141,945

Germany — 2.3%
adidas AG	489	158,959
Allianz SE, Registered Shares	12,454	3,051,576
alstria office REIT-AG	6,291	118,198
Aroundtown SA	43,389	389,710
BASF SE	1,756	132,291
Bayer AG, Registered Shares	565	45,933
Bayerische Motoren Werke AG	9,893	810,293
CompuGroup Medical SE	653	46,695
CTS Eventim AG & Co. KGaA	2,410	151,211
Deutsche Pfandbriefbank AG(b)	6,365	103,664
Deutsche Post AG, Registered Shares	36,978	1,406,057
DWS Group GmbH & Co. KGaA(b)	160	5,681
Evonik Industries AG	12,430	379,641
Fielmann AG	852	68,764
Freenet AG	1,393	31,938
Grand City Properties SA	2,641	63,387
HeidelbergCement AG	316	22,962
Hochtief AG	1,673	213,000
Jenoptik AG	4	114
Merck KGaA	3,407	401,664
MTU Aero Engines AG	90	25,643

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Rational AG	83	$66,493
SAP SE	6,515	876,907
Siemens AG, Registered Shares	712	92,981
Software AG	11,767	409,698
Stroeer SE & Co. KGaA	224	18,047
TAG Immobilien AG(a)	633	15,721
Talanx AG	533	26,379
Telefonica Deutschland Holding AG	230,284	667,472
TUI AG	7	88
Uniper SE	1,666	55,064
Volkswagen AG	1,309	253,534

		10,109,765

Hong Kong — 0.3%
CK Asset Holdings Ltd.	8,500	61,338
CLP Holdings Ltd.	3,500	36,741
Hongkong Land Holdings Ltd.	82,600	475,120
Kingboard Laminates Holdings Ltd.	29,500	36,567
Melco Resorts & Entertainment Ltd. — ADR	7,185	173,661
Swire Pacific Ltd., Class A	16,000	148,635
Techtronic Industries Co. Ltd.	22,000	179,557

		1,111,619

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	86,321	860,458
OTP Bank Nyrt	9,845	515,484

		1,375,942

India — 1.0%
Aurobindo Pharma Ltd.	22,418	143,485
Bharat Electronics Ltd.	15,988	22,416
Bharat Forge Ltd.	6,014	40,731
Birlasoft Ltd.	4,888	4,842
Century Textiles & Industries Ltd.	1,239	8,288
Dr. Reddy’s Laboratories Ltd.	608	24,505
GAIL India Ltd.	17,584	29,807
HCL Technologies Ltd.	26,932	214,352
HDFC Bank Ltd.	16,440	293,348
HDFC Standard Life Insurance Co. Ltd.(b)	18,923	166,039
Hexaware Technologies Ltd.	3,256	15,268
Hindalco Industries Ltd.	15,879	48,139
Hindustan Petroleum Corp. Ltd.	7,395	27,353
Hindustan Unilever Ltd.	20,295	546,930
Housing Development Finance Corp. Ltd.	19,279	651,870
Indraprastha Gas Ltd.	3,927	23,564
IndusInd Bank Ltd.	3,486	73,760
Infosys Ltd.	36,345	374,282
Jindal Steel & Power Ltd.(a)	15,033	35,378
Jubilant Life Sciences Ltd.	1,486	11,180
KEC International Ltd.	2,445	10,352
Kotak Mahindra Bank Ltd.	9,069	214,048
KPIT Technologies Ltd.(a)	4,888	6,417
Larsen & Toubro Ltd.	5,657	102,904
Mahindra & Mahindra Ltd.	7,717	57,503
Mphasis Ltd.	1,076	13,903
National Aluminium Co. Ltd.	18,292	11,186
Nestle India Ltd.	151	31,278
Petronet LNG Ltd.	9,296	34,909
Pidilite Industries Ltd.	4,792	93,110
Reliance Industries Ltd.	3,128	66,351
Sun Pharmaceutical Industries Ltd.	3,120	18,907
Tata Consultancy Services Ltd.	10,029	303,730
Tata Global Beverages Ltd.	16,645	74,937
Tech Mahindra Ltd.	22,153	236,588
UltraTech Cement Ltd.	925	52,452
United Breweries Ltd.	1,364	24,270

Security	Shares	Value

India (continued)
United Spirits Ltd.(a)	37,280	$313,248

		4,421,630

Indonesia — 0.1%
Bank Central Asia Tbk PT	160,300	385,522
Bank Mandiri Persero Tbk PT	208,900	115,431
Bank Negara Indonesia Persero Tbk PT	52,100	29,411
Bank Rakyat Indonesia Persero Tbk PT	55,900	17,694
Bukit Asam Tbk PT	92,500	17,693
Pabrik Kertas Tjiwi Kimia Tbk PT	24,400	18,033

		583,784

Ireland — 0.1%
AerCap Holdings NV(a)	349	21,453
Kingspan Group PLC	1,756	107,250
Smurfit Kappa Group PLC	2,295	88,489
UDG Healthcare PLC	2,201	23,532

		240,724

Israel — 0.1%
Bank Leumi Le-Israel BM	12,294	89,659
Check Point Software Technologies Ltd.(a)	2,056	228,134

		317,793

Italy — 0.2%
A2A SpA	10,882	20,435
Ferrari NV	4,999	830,012
Interpump Group SpA	1,103	34,940
Italgas SpA	2,605	15,926

		901,313

Japan — 6.0%
Advantest Corp.	200	11,280
AGC, Inc.	9,300	332,549
Asahi Kasei Corp.	7,800	87,582
Astellas Pharma, Inc.	23,900	407,973
Canon, Inc.	1,600	43,790
Central Japan Railway Co.	1,600	321,710
Chubu Electric Power Co., Inc.	1,900	26,858
Chugai Pharmaceutical Co. Ltd.	2,100	193,400
Citizen Watch Co. Ltd.	4,900	26,686
Dai-ichi Life Holdings, Inc.	45,200	744,908
Daikin Industries Ltd.	200	28,218
Daiwa House Industry Co. Ltd.	3,700	114,540
Denka Co. Ltd.	600	17,837
Dentsu, Inc.	1,000	34,456
DIC Corp.	700	19,319
East Japan Railway Co.	9,900	893,593
Eisai Co. Ltd.	3,300	246,926
Electric Power Development Co. Ltd.	500	12,136
Fancl Corp.	800	21,299
Fast Retailing Co. Ltd.	1,700	1,009,926
Fuji Media Holdings, Inc.	1,100	15,618
Furukawa Electric Co. Ltd.	700	17,920
GS Yuasa Corp.	400	8,622
Honda Motor Co. Ltd.	23,500	665,086
Inpex Corp.	2,200	22,791
Isuzu Motors Ltd.	1,700	20,095
Izumi Co. Ltd.	500	18,009
Japan Post Bank Co. Ltd.	3,300	31,663
Japan Post Holdings Co. Ltd.	44,300	416,618
Japan Post Insurance Co. Ltd.	13,200	225,014
JFE Holdings, Inc.	20,400	261,761
JXTG Holdings, Inc.	351,000	1,593,040
Kajima Corp.	7,600	101,043
Kaneka Corp.	1,400	44,837
Kansai Electric Power Co., Inc.	11,400	132,067

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kao Corp.	8,200	$676,296
KDDI Corp.	27,700	826,467
Kirin Holdings Co. Ltd.	38,100	831,592
Kobe Steel Ltd.(a)	15,500	83,051
Konica Minolta, Inc.	22,700	147,870
Lintec Corp.	700	15,584
LIXIL Group Corp.	6,200	106,992
Mazda Motor Corp.	25,600	218,149
MEIJI Holdings Co. Ltd.	200	13,516
Mitsubishi Chemical Holdings Corp.	18,500	137,847
Mitsubishi Gas Chemical Co., Inc.	8,300	126,444
Mitsubishi Heavy Industries Ltd.	6,900	267,560
Mitsubishi Motors Corp.	21,300	88,784
Mitsubishi UFJ Financial Group, Inc.	411,800	2,226,328
Mizuho Financial Group, Inc.	60,700	93,503
MS&AD Insurance Group Holdings, Inc.	7,300	240,963
Nichirei Corp.	700	16,352
Nippon Electric Glass Co. Ltd.	13,000	288,599
Nippon Shokubai Co. Ltd.	700	43,378
Nippon Steel Corp.	11,200	168,817
Nippon Telegraph & Telephone Corp.	4,800	121,314
Nippon Television Holdings, Inc.	1,500	20,012
Nissan Motor Co. Ltd.	169,200	980,469
Nitto Denko Corp.	8,500	477,936
NTN Corp.	6,100	19,075
Oji Holdings Corp.	36,300	196,310
ORIX Corp.	41,600	689,369
Otsuka Holdings Co. Ltd.	5,100	227,329
Penta-Ocean Construction Co. Ltd.	3,100	19,191
PeptiDream, Inc.(a)	800	40,883
Pola Orbis Holdings, Inc.	14,500	345,376
Recruit Holdings Co. Ltd.	13,100	490,665
Resona Holdings, Inc.	24,400	106,348
Sanwa Holdings Corp.	1,400	15,688
SCSK Corp.	900	46,669
Secom Co. Ltd.	2,300	205,258
Seino Holdings Co Ltd.	1,000	13,511
Seria Co. Ltd.	800	21,795
Seven & i Holdings Co. Ltd.	13,600	498,513
Shin-Etsu Chemical Co. Ltd.	1,600	175,957
Shionogi & Co. Ltd.	300	18,558
Sompo Holdings, Inc.	500	19,635
Sumitomo Chemical Co. Ltd.	76,300	346,445
Sumitomo Corp.	16,300	242,109
Sumitomo Mitsui Financial Group, Inc.	39,200	1,447,866
Sumitomo Mitsui Trust Holdings, Inc.	2,300	90,921
Sundrug Co. Ltd.	3,600	130,255
Suntory Beverage & Food Ltd.	1,000	41,749
T&D Holdings, Inc.	34,200	432,483
Taiheiyo Cement Corp.	800	23,482
Taisei Corp.	10,900	451,489
Taisho Pharmaceutical Holdings Co. Ltd.	300	22,138
Takashimaya Co. Ltd.	1,500	16,826
Takeda Pharmaceutical Co. Ltd.	31,200	1,234,028
Tokio Marine Holdings, Inc.	2,000	111,978
Tokyo Electron Ltd.	1,200	261,996
Toyota Motor Corp.	2,100	147,969
Trend Micro, Inc.	5,500	281,434
Ube Industries Ltd.	20,900	452,657
Ulvac, Inc.	1,800	71,035
Yamada Denki Co. Ltd.	4,100	21,755
Yamaha Motor Co. Ltd.	11,800	236,389
Yamato Holdings Co. Ltd.	10,700	182,431
Zenkoku Hosho Co. Ltd.	600	25,477

Security	Shares	Value

Japan (continued)
Zeon Corp.	9,200	$114,490

		25,924,525

Luxembourg — 0.0%
Aperam SA	1,442	46,321
Reinet Investments SCA	1,326	26,272

		72,593

Macau — 0.0%
Sands China Ltd.	9,600	51,293

Malaysia — 0.1%
Genting Bhd	26,800	39,658
Public Bank Bhd	38,200	181,684
QL Resources Bhd	12,500	24,849
Tenaga Nasional Bhd	19,800	64,221

		310,412

Mexico — 0.4%
Alsea SAB de CV(a)	7,900	20,820
America Movil SAB de CV, Series L	1,475,900	1,178,690
Cemex SAB de CV CPO	323,810	121,252
Fomento Economico Mexicano SAB de CV	3,045	28,774
Grupo Aeroportuario del Centro Norte SAB de CV	4,800	36,006
Grupo Financiero Banorte SAB de CV, Series O	8,900	49,731
Megacable Holdings SAB de CV CPO	6,900	28,261
Orbia Advance Corp. SAB de CV	12,300	26,230

		1,489,764

Netherlands — 1.7%
ABN AMRO Group NV CVA(b)	13,276	241,973
Aegon NV	159,217	728,832
Akzo Nobel NV	1,906	194,648
ASM International NV	1,787	201,703
ASR Nederland NV	14,052	526,605
BE Semiconductor Industries NV(c)	984	38,202
GrandVision NV(b)	575	17,683
ING Groep NV	3,263	39,229
NN Group NV	90,275	3,432,505
NXP Semiconductors NV	2,075	264,065
Royal Dutch Shell PLC, B Shares	20,241	600,827
Royal Dutch Shell PLC, Class A	37,596	1,113,376
Wereldhave NV	1	23

		7,399,671

Norway — 0.0%
Schibsted ASA, Class A	914	27,653

Poland — 0.3%
Bank Polska Kasa Opieki SA	8,716	230,656
Grupa Lotos SA	4,354	95,919
PGE Polska Grupa Energetyczna SA(a)	17,114	35,862
Polski Koncern Naftowy ORLEN SA	37,111	839,434
Powszechna Kasa Oszczednosci Bank Polski SA	8,547	77,595

		1,279,466

Russia — 0.3%
Alrosa PJSC	26,770	36,368
Gazprom PJSC	88,684	366,414
Inter RAO UES PJSC	386,000	31,395
LUKOIL PJSC	3,353	332,788
Magnit PJSC — GDR	3,609	43,507
Magnitogorsk Iron & Steel Works PJSC	28,400	19,207
MMC Norilsk Nickel PJSC	540	166,130
Mobile TeleSystems PJSC — ADR	5,512	55,947
Novatek PJSC — GDR	760	154,280
PhosAgro PJSC, — GDR	1,139	14,465
Severstal PJSC	2,180	32,970

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Surgutneftegas PJSC	63,375	$51,555
Tatneft PJSC	13,770	168,689

		1,473,715

Singapore — 0.1%
CapitaLand Mall Trust	69,700	127,590
Suntec Real Estate Investment Trust	69,200	94,731

		222,321

South Africa — 0.9%
Anglo American Platinum Ltd.	4,469	417,139
Anglo American PLC(c)	59,540	1,695,954
AngloGold Ashanti Ltd.	742	16,855
Barloworld Ltd.	2,010	16,178
Bidvest Group Ltd.	31,477	460,199
Clicks Group Ltd.	2,327	42,631
FirstRand Ltd.	23,954	107,481
Impala Platinum Holdings Ltd.(a)	2,545	26,003
Investec Ltd.	9,546	56,600
Kumba Iron Ore Ltd.	7,303	217,281
MultiChoice Group Ltd.(a)	845	7,040
Naspers Ltd., Class N	1,795	293,746
Standard Bank Group Ltd.	27,747	333,740
Tiger Brands Ltd.	1,230	18,515

		3,709,362

South Korea — 0.7%
Amorepacific Corp.(a)	195	33,582
Celltrion, Inc.(a)	853	132,971
Fila Korea Ltd.(a)	516	23,578
Helixmith Co. Ltd.(a)	207	16,492
Hyundai Engineering & Construction Co. Ltd.(a)	368	13,424
Hyundai Mobis Co. Ltd.	381	84,293
Hyundai Motor Co.	698	72,701
KB Financial Group, Inc.	591	24,348
Kia Motors Corp.(a)	1,403	53,581
Korea Electric Power Corp.	2,185	52,424
LG Electronics, Inc.	2,875	178,587
LG Household & Health Care Ltd.(a)	46	49,968
Medy-Tox, Inc.	54	14,043
POSCO	4,388	891,921
Samsung Electronics Co. Ltd.	30,068	1,448,882
SillaJen, Inc.(a)	770	9,638
SK Innovation Co. Ltd.	131	16,954

		3,117,387

Spain — 0.3%
Acciona SA	2,856	301,127
Acerinox SA	2,583	29,187
Aena SME SA(b)	164	31,442
CaixaBank SA	9,008	28,367
EDP Renovaveis SA	17	200
Endesa SA	1,047	27,960
Grifols SA	2,493	88,081
Repsol SA	15,649	245,848
Telefonica SA	72,653	508,070

		1,260,282

Sweden — 0.4%
Assa Abloy AB, Class B	7,531	176,040
Kinnevik AB, Class B	1,457	35,704
Volvo AB, Class B	87,971	1,472,739

		1,684,483

Switzerland — 3.0%
Barry Callebaut AG, Registered Shares	16	35,320
Bucher Industries AG, Registered Shares	36	12,634

Security	Shares	Value

Switzerland (continued)
Clariant AG, Registered Shares(a)	768	$17,163
Flughafen Zuerich AG, Registered Shares	424	77,393
LafargeHolcim Ltd., Registered Shares(a)	20,295	1,125,915
Logitech International SA, Registered Shares	22,023	1,043,290
Nestle SA, Registered Shares	14,911	1,614,342
Novartis AG, Registered Shares	26,689	2,527,170
Pargesa Holding SA, Bearer Shares	905	75,189
PSP Swiss Property AG, Registered Shares	2,623	362,170
Roche Holding AG	13,982	4,544,187
Sika AG, Registered Shares	558	104,790
Straumann Holding AG, Registered Shares	601	589,540
Sunrise Communications Group AG(a)(b)	6,466	507,986
Zurich Insurance Group AG	867	355,643

		12,992,732

Taiwan — 2.0%
Accton Technology Corp.	5,000	28,068
Cathay Financial Holding Co. Ltd.	288,595	409,768
Chailease Holding Co. Ltd.	4,120	18,993
China Life Insurance Co. Ltd.(a)	22,883	19,536
China Steel Corp.	90,000	71,809
Chipbond Technology Corp.	10,000	22,473
Compeq Manufacturing Co. Ltd.	14,000	21,111
CTBC Financial Holding Co. Ltd.	458,000	342,649
Delta Electronics, Inc.	28,000	141,690
Fubon Financial Holding Co. Ltd.	596,000	922,986
Hon Hai Precision Industry Co. Ltd.	36,000	109,207
Largan Precision Co. Ltd.	3,000	501,115
MediaTek, Inc.	66,000	977,927
Novatek Microelectronics Corp.	19,000	139,213
Quanta Computer, Inc.	41,000	88,073
Radiant Opto-Electronics Corp.	27,000	108,105
Realtek Semiconductor Corp.	24,000	188,597
TaiMed Biologics, Inc.(a)	2,000	6,607
Taiwan Semiconductor Manufacturing Co. Ltd.	316,000	3,497,432
TPK Holding Co. Ltd.(a)	11,000	20,862
Uni-President Enterprises Corp.	311,000	771,226
Unimicron Technology Corp.	20,000	28,181

		8,435,628

Thailand — 0.2%
B Grimm Power PCL	10,200	17,844
Berli Jucker PCL — NVDR	218,700	306,261
CP ALL PCL — NVDR	137,400	331,075
Gulf Energy Development PCL	2,500	13,855
Gulf Energy Development PCL — NVDR	8,300	45,917
Muangthai Leasing PCL — NVDR	16,600	35,280

		750,232

Turkey — 0.4%
Akbank TAS(a)	110,584	150,629
Enerjisa Enerji AS(b)	11,627	14,433
Haci Omer Sabanci Holding AS	155,714	249,742
KOC Holding AS	57,770	197,428
Migros Ticaret AS(a)	3,866	15,737
Pegasus Hava Tasimaciligi AS(a)	1,356	19,685
Petkim Petrokimya Holding AS(a)	30,411	19,474
Tekfen Holding AS	22,921	74,446
Tupras Turkiye Petrol Rafinerileri AS	6,588	140,372
Turk Telekomunikasyon AS(a)	81,933	101,446
Turkiye Garanti Bankasi AS(a)	251,254	470,554
Turkiye Is Bankasi AS, Class C(a)	140,511	151,321
Turkiye Sise ve Cam Fabrikalari AS	20,981	18,577
Yapi ve Kredi Bankasi AS(c)	68,856	28,693

		1,652,537

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 4.3%
Ashtead Group PLC	5,187	$165,853
AstraZeneca PLC	3,568	357,128
Auto Trader Group PLC(b)	21,606	170,626
Aviva PLC	3,014	16,729
Barratt Developments PLC	9,367	92,747
Bellway PLC	1,480	74,699
boohoo Group PLC(a)	13,486	53,216
BP PLC	5,225	32,869
British American Tobacco PLC	16,246	690,489
Britvic PLC	1,423	17,054
Centrica PLC	160,157	189,445
CK Hutchison Holdings Ltd.	106,500	1,015,529
Coca-Cola European Partners PLC	1,599	81,357
Compass Group PLC	23,453	587,774
DCC PLC	1,016	88,127
Dechra Pharmaceuticals PLC	2,843	109,313
Diageo PLC	70,282	2,961,448
Dialog Semiconductor PLC(a)	11,409	579,431
Direct Line Insurance Group PLC	23,450	97,026
Electrocomponents PLC	14,259	128,247
Experian PLC	31,871	1,080,409
GlaxoSmithKline PLC	74,042	1,739,767
Greggs PLC	1,453	44,320
Halma PLC	1,511	42,312
HomeServe PLC	11,147	186,634
HSBC Holdings PLC	12,111	94,810
IG Group Holdings PLC	16,047	147,728
Imperial Brands PLC	10,662	263,781
Intertek Group PLC	17,044	1,320,708
J. Sainsbury PLC	129,089	393,625
JD Sports Fashion PLC	18,123	201,303
John Wood Group PLC	7,585	40,229
Liberty Global PLC, Class C(a)	1,554	33,869
Linde PLC	213	45,348
Moneysupermarket.com Group PLC	11,247	49,372
National Grid PLC	63,945	799,131
Pearson PLC	1,295	10,940
Pennon Group PLC	3,393	46,022
Petrofac Ltd.	31,063	158,389
RELX PLC	796	20,094
Rentokil Initial PLC	182,963	1,096,601
Rightmove PLC	26,290	220,603
Rotork PLC	3,832	17,034
Royal Mail PLC	30,588	91,992
Severn Trent PLC	1,294	43,108
SSE PLC	6,612	126,106
SSP Group PLC	12,134	104,466
Subsea 7 SA	64,242	768,534
Taylor Wimpey PLC	14,337	36,761
TechnipFMC PLC	1,486	31,860
Unilever PLC	7,713	441,512
Virgin Money UK PLC	11,228	27,608
Vodafone Group PLC	390,991	759,059
WH Smith PLC	1,562	53,832
WM Morrison Supermarkets PLC	197,753	523,363

		18,570,337

United States — 54.7%
3M Co.	11,918	2,102,574
Abbott Laboratories	6,000	521,160
AbbVie, Inc.	12,356	1,094,000
Accenture PLC, Class A	4,328	911,347
ACI Worldwide, Inc.(a)	3	114
Activision Blizzard, Inc.	2,166	128,704
Adobe, Inc.(a)	1,540	507,907

Security	Shares	Value

United States (continued)
AGCO Corp.	1,176	$90,846
Alcoa Corp.(a)	1,021	21,962
Alexion Pharmaceuticals, Inc.(a)	1,931	208,838
Allegion PLC	13,195	1,643,305
Allergan PLC	2,715	519,027
Allstate Corp.	3,462	389,302
Alnylam Pharmaceuticals, Inc.(a)	897	103,307
Alphabet, Inc., Class A(a)	3,028	4,055,673
Alphabet, Inc., Class C(a)	2,554	3,414,749
Altria Group, Inc.	23,236	1,159,709
Amazon.com, Inc.(a)	4,440	8,204,410
Amcor PLC	65,707	718,454
Amdocs Ltd.	456	32,919
Ameren Corp.	1,377	105,754
American Tower Corp.	472	108,475
Amgen, Inc.	5,012	1,208,243
AMN Healthcare Services, Inc.(a)	655	40,813
Amphenol Corp., Class A	173	18,724
Analog Devices, Inc.	2,103	249,921
Anthem, Inc.	2,161	652,687
Apartment Investment & Management Co., Class A	351	18,129
Apple Hospitality REIT, Inc.	62,577	1,016,876
Apple, Inc.	28,491	8,366,382
Applied Materials, Inc.	1,904	116,220
Associated Banc-Corp	768	16,927
AT&T, Inc.	65,289	2,551,494
Atlassian Corp. PLC, Class A(a)	987	118,776
Automatic Data Processing, Inc.	229	39,045
AutoZone, Inc.(a)	444	528,942
Avangrid, Inc.	2,905	148,620
Avery Dennison Corp.	582	76,137
Avista Corp.	5,378	258,628
Avnet, Inc.	1,292	54,832
Bank of Hawaii Corp.	658	62,615
Bank of New York Mellon Corp.	2,723	137,049
Bank OZK	770	23,489
Bausch Health Cos., Inc.(a)	2,147	64,267
Bio-Rad Laboratories, Inc., Class A(a)	1,627	602,039
Biogen, Inc.(a)	1,541	457,261
BioMarin Pharmaceutical, Inc.(a)	1,483	125,388
Booking Holdings, Inc.(a)	84	172,513
BorgWarner, Inc.	471	20,432
Bright Horizons Family Solutions, Inc.(a)	756	113,619
Bristol-Myers Squibb Co.	29,763	1,910,487
Broadcom, Inc.	1,039	328,345
Broadridge Financial Solutions, Inc.	1,776	219,407
Brown & Brown, Inc.	1,266	49,982
BRP, Inc.	323	14,715
Bruker Corp.	607	30,939
Burlington Stores, Inc.(a)	1,055	240,572
Cable One, Inc.	18	26,792
CACI International, Inc., Class A(a)	119	29,749
Camden Property Trust	672	71,299
Carlisle Cos., Inc.	497	80,434
CDW Corp.	10,697	1,527,959
Centene Corp.(a)	4,902	308,189
Charter Communications, Inc., Class A(a)	2,488	1,206,879
Chimera Investment Corp.	1,141	23,459
Cigna Corp.	2,204	450,696
Cinemark Holdings, Inc.	7,934	268,566
Cintas Corp.	2,783	748,850
Cirrus Logic, Inc.(a)	1,400	115,374
CIT Group, Inc.	24,007	1,095,439
Citizens Financial Group, Inc.	53,098	2,156,310

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Citrix Systems, Inc.	1,419	$157,367
Coca-Cola Co.	29,933	1,656,792
Comcast Corp., Class A	81,849	3,680,750
Comerica, Inc.	4,116	295,323
Copart, Inc.(a)	9,604	873,388
Cornerstone OnDemand, Inc.(a)	491	28,748
CoStar Group, Inc.(a)	1,914	1,145,146
Costco Wholesale Corp.	876	257,474
Crane Co.	10,972	947,761
Curtiss-Wright Corp.	1,068	150,471
CVS Health Corp.	18,767	1,394,200
Danaher Corp.	2,176	333,972
DexCom, Inc.(a)	137	29,967
Discover Financial Services	1,966	166,756
Discovery, Inc., Class A(a)	8,978	293,940
Discovery, Inc., Class C(a)	2,876	87,689
Dolby Laboratories, Inc., Class A	275	18,920
Dollar General Corp.	9,093	1,418,326
Douglas Emmett, Inc.	567	24,891
Dunkin’ Brands Group, Inc.	6,310	476,657
DuPont de Nemours, Inc.	14,357	921,719
DXC Technology Co.	1,636	61,497
East West Bancorp, Inc.	12,161	592,241
EastGroup Properties, Inc.	193	25,605
Eastman Chemical Co.	3,130	248,084
Eaton Corp. PLC	3,881	367,608
Ecolab, Inc.	18,745	3,617,598
Edwards Lifesciences Corp.(a)	6,359	1,483,491
Electronic Arts, Inc.(a)	1,331	143,096
Entegris, Inc.	1,150	57,604
Equity LifeStyle Properties, Inc.	147	10,347
Essent Group Ltd.	344	17,885
Estee Lauder Cos., Inc., Class A	6,783	1,400,961
Evergy, Inc.	13,511	879,431
Exact Sciences Corp.(a)	1,207	111,623
Extended Stay America, Inc.	47,093	699,802
Exxon Mobil Corp.	28,350	1,978,263
Facebook, Inc., Class A(a)	36,324	7,455,501
FactSet Research Systems, Inc.	1,132	303,716
Fifth Third Bancorp	5,429	166,887
First American Financial Corp.	10,046	585,883
First Horizon National Corp.	72,410	1,199,110
FirstCash, Inc.	218	17,577
FleetCor Technologies, Inc.(a)	1,048	301,531
Fluor Corp.	3,046	57,508
FNB Corp.	3,964	50,343
Ford Motor Co.	182,992	1,701,826
Fortinet, Inc.(a)	6,682	713,370
Gartner, Inc.(a)	803	123,742
GATX Corp.	190	15,742
General Dynamics Corp.	6,483	1,143,277
General Mills, Inc.	2,613	139,952
Gentex Corp.	5,290	153,304
Gilead Sciences, Inc.	10,504	682,550
Global Payments, Inc.	908	165,764
Globe Life, Inc.	3,812	401,213
Globus Medical, Inc., Class A(a)	444	26,143
GoDaddy, Inc., Class A(a)	30,181	2,049,894
Goodyear Tire & Rubber Co.	3,293	51,223
HCA Healthcare, Inc.	8,881	1,312,701
HEICO Corp.	6,342	723,939
HEICO Corp., Class A	1,262	112,987
Henry Schein, Inc.(a)	257	17,147
Hexcel Corp.	264	19,354

Security	Shares	Value

United States (continued)
Hill-Rom Holdings, Inc.	8,660	$983,170
Hologic, Inc.(a)	9,706	506,750
Home Depot, Inc.	5,983	1,306,568
Honeywell International, Inc.	24,842	4,397,034
Hubbell, Inc.	530	78,345
IDACORP, Inc.	9,060	967,608
IDEX Corp.	2,056	353,632
IDEXX Laboratories, Inc.(a)	1,584	413,630
IHS Markit Ltd.(a)	19,998	1,506,849
Incyte Corp.(a)	1,577	137,704
Ingredion, Inc.	1,011	93,972
Insulet Corp.(a)	413	70,706
Intel Corp.	21,337	1,277,019
Intercontinental Exchange, Inc.	14,063	1,301,531
International Business Machines Corp.	2,315	310,303
Interpublic Group of Cos., Inc.	73,026	1,686,901
Intuit, Inc.	7,899	2,068,985
Invesco Ltd.	15,223	273,710
Investors Bancorp, Inc.	3,927	46,790
Ionis Pharmaceuticals, Inc.(a)	1,262	76,237
j2 Global, Inc.(a)	316	29,612
Jack Henry & Associates, Inc.	325	47,343
James Hardie Industries PLC	14,288	279,251
JBS SA	52,261	335,181
Johnson & Johnson	33,991	4,958,267
JPMorgan Chase & Co.	6,983	973,430
Juniper Networks, Inc.	4,605	113,421
Keysight Technologies, Inc.(a)	554	56,857
KLA Corp.	1,888	336,385
Kraft Heinz Co.	3,850	123,700
L3Harris Technologies, Inc.	2,229	441,052
Laboratory Corp. of America Holdings(a)	825	139,565
Lam Research Corp.	3,589	1,049,424
Lennar Corp., Class A	5,361	299,090
Life Storage, Inc.	5,507	596,298
Lockheed Martin Corp.	7,405	2,883,359
Lowe’s Cos., Inc.	254	30,419
Lululemon Athletica, Inc.(a)	200	46,334
Manhattan Associates, Inc.(a)	1,350	107,662
Marsh & McLennan Cos., Inc.	487	54,257
Masimo Corp.(a)	698	110,326
Mastercard, Inc., Class A	11,523	3,440,653
Match Group, Inc.(a)	997	81,864
Maxim Integrated Products, Inc.	1,142	70,244
McCormick & Co., Inc.	109	18,501
McDonald’s Corp.	17,359	3,430,312
MDU Resources Group, Inc.	15,674	465,675
Medtronic PLC	12,577	1,426,861
Merck & Co., Inc.	5,993	545,063
MetLife, Inc.	20,059	1,022,407
MGIC Investment Corp.	3,564	50,502
Microsoft Corp.	77,478	12,218,281
Mid-America Apartment Communities, Inc.	874	115,246
Molson Coors Brewing Co., Class B	6,747	363,663
Monolithic Power Systems, Inc.	200	35,604
Moody’s Corp.	2,292	544,144
Morgan Stanley	57,911	2,960,410
Motorola Solutions, Inc.	6,992	1,126,691
MSC Industrial Direct Co., Inc., Class A	4,584	359,706
MSCI, Inc.	219	56,541
National Instruments Corp.	11,561	489,493
Neurocrine Biosciences, Inc.(a)	727	78,145
NIKE, Inc., Class B	17,814	1,804,736
Nordson Corp.	225	36,639

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
nVent Electric PLC	840	$21,487
NVIDIA Corp.	6,010	1,414,153
O’Reilly Automotive, Inc.(a)	539	236,222
Omnicom Group, Inc.	661	53,554
OneMain Holdings, Inc.	624	26,302
Oshkosh Corp.	378	35,778
Outfront Media, Inc.	4,526	121,387
PACCAR, Inc.	1,701	134,549
PacWest Bancorp	34,634	1,325,443
Palo Alto Networks, Inc.(a)	878	203,037
Park Hotels & Resorts, Inc.	83,606	2,162,887
Paychex, Inc.	17,790	1,513,217
Paylocity Holding Corp.(a)	1,181	142,688
PayPal Holdings, Inc.(a)	2,617	283,081
Penske Automotive Group, Inc.	9,242	464,133
PepsiCo, Inc.	3,867	528,503
Performance Food Group Co.(a)	2,948	151,763
Pfizer, Inc.	103,498	4,055,052
Philip Morris International, Inc.	14,277	1,214,830
Pinnacle West Capital Corp.	2,511	225,814
Pool Corp.	82	17,415
PotlatchDeltic Corp.	2	87
PPG Industries, Inc.	6,777	904,662
PPL Corp.	14,395	516,493
Procter & Gamble Co.	25,646	3,203,185
Prologis, Inc.	912	81,296
Proofpoint, Inc.(a)	171	19,627
Prudential Financial, Inc.	29,587	2,773,485
QUALCOMM, Inc.	8,551	754,455
Quest Diagnostics, Inc.	7,203	769,208
Radian Group, Inc.	887	22,317
Raytheon Co.	2,318	509,357
Regal-Beloit Corp.	2,353	201,440
Regeneron Pharmaceuticals, Inc.(a)	692	259,832
Regions Financial Corp.	7,944	136,319
Reinsurance Group of America, Inc.	91	14,838
Reliance Steel & Aluminum Co.	1,049	125,628
RingCentral, Inc., Class A(a)	3,588	605,188
RLJ Lodging Trust	45,326	803,177
Roper Technologies, Inc.	356	126,106
Ross Stores, Inc.	220	25,612
RPM International, Inc.	492	37,766
Ryder System, Inc.	2,286	124,153
S&P Global, Inc.	15,230	4,158,551
Sabra Health Care REIT, Inc.	1,282	27,358
salesforce.com, Inc.(a)	27,745	4,512,447
Sarepta Therapeutics, Inc.(a)	664	85,683
Scotts Miracle-Gro Co.	210	22,298
Seattle Genetics, Inc.(a)	958	109,461
ServiceNow, Inc.(a)	3,861	1,090,038
Sherwin-Williams Co.	3,000	1,750,620
Simon Property Group, Inc.	14,104	2,100,932
Sirius XM Holdings, Inc.(c)	314,038	2,245,372
SL Green Realty Corp.	3,049	280,142
Snap-on, Inc.	4,016	680,310
Southwest Gas Holdings, Inc.(a)	1,105	83,947
STAG Industrial, Inc.	3,485	110,021
Starwood Property Trust, Inc.	1,085	26,973
Stifel Financial Corp.	208	12,615
Stryker Corp.	10,508	2,206,050
Sunstone Hotel Investors, Inc.	1,338	18,625
Synchrony Financial	1,162	41,844
Synovus Financial Corp.	17,730	695,016
TCF Financial Corp.	2,322	108,670

Security	Shares	Value

United States (continued)
TE Connectivity Ltd.	1,230	$117,883
Teledyne Technologies, Inc.(a)	9,018	3,125,098
Telephone & Data Systems, Inc.	2,113	53,734
Tempur Sealy International, Inc.(a)	259	22,549
Texas Instruments, Inc.	1,429	183,326
Thermo Fisher Scientific, Inc.	1,674	543,832
TJX Cos., Inc.	2,318	141,537
TransDigm Group, Inc.	26	14,560
TransUnion	4,650	398,086
Travelers Cos., Inc.	372	50,945
Two Harbors Investment Corp.	6,860	100,293
U.S. Bancorp	1,335	79,152
UGI Corp.	7,215	325,829
Umpqua Holdings Corp.	4,008	70,942
United Parcel Service, Inc., Class B	964	112,846
United Technologies Corp.	10,961	1,641,519
UnitedHealth Group, Inc.	6,542	1,923,217
Unum Group	35,466	1,034,189
Vail Resorts, Inc.	84	20,146
Valvoline, Inc.	877	18,777
Veeva Systems, Inc., Class A(a)	6,340	891,784
VeriSign, Inc.(a)	1,402	270,137
Verizon Communications, Inc.	56,848	3,490,467
Vertex Pharmaceuticals, Inc.(a)	2,184	478,187
VF Corp.	738	73,549
Visa, Inc., Class A	32,391	6,086,269
Voya Financial, Inc.	804	49,028
Vulcan Materials Co.	306	44,061
Watsco, Inc.	1,871	337,061
Webster Financial Corp.	3,332	177,796
Wells Fargo & Co.	33,668	1,811,338
West Pharmaceutical Services, Inc.	252	37,883
Westrock Co.	18,379	788,643
Wintrust Financial Corp.	2,146	152,151
Woodward, Inc.	652	77,223
WR Grace & Co.	534	37,300
Xcel Energy, Inc.	949	60,252
Xylem, Inc.	3,003	236,606
Yelp, Inc.(a)	3,333	116,088
Zendesk, Inc.(a)	768	58,852
Zions Bancorp. NA	3,709	192,571
Zoetis, Inc.	16,498	2,183,510
Zynga, Inc., Class A (a)	6,676	40,857

		235,947,253

Total Common Stocks — 96.6% (Cost — $366,852,423)		416,655,719

Preferred Stocks — 0.6%

Brazil — 0.5%
Banco Bradesco SA, Preference Shares, 0.00%(a)	85,487	768,654
Itau Unibanco Holding SA, Preference Shares, 0.00%	160,865	1,483,603

		2,252,257

Germany — 0.1%
Henkel AG & Co. KGaA, Preference Shares, 0.00%	2,238	231,186
Sartorius AG, Preference Shares, 0.00%	867	185,332

		416,518

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, 0.00%	81,693	49,743

South Korea — 0.0%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	1,243	48,666

Total Preferred Stocks — 0.6% (Cost — $2,605,389)		2,767,184

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

Rights — 0.0%

China — 0.0%
Legend Holdings Corp. (Expires 02/05/20)		1,700	$—

Spain — 0.0%
Repsol SA, (Expires 01/21/20)(a)		56,493	26,805

United States — 0.0%
Bristol-Myers Squibb Co., (Expires 03/31/21)(a)		6,002	18,066

Total Rights — 0.0% (Cost — $39,500)			44,871

Total Long-Term Investments — 97.2% (Cost — $369,497,312)			419,467,774

Short-Term Securities — 5.2%

Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.52%(d)(f)	USD	2,267,986	2,267,986
SL Liquidity Series, LLC, Money Market Series, 1.87%(d)(e)(f)		1,941,170	1,941,559

Total Money Market Funds — 1.0% (Cost — $4,209,496)			4,209,545

	Par (000)

Time Deposits — 4.2%

Australia — 0.4%
Brown Brothers Harriman & Co., 0.35%, 01/02/20	AUD	2,492	1,748,477

Canada — 1.0%
Brown Brothers Harriman & Co., 0.84%, 01/02/20	CAD	5,595	4,308,606

Security	Par (000)		Value

Europe — 0.4%
BNP Paribas SA, (0.67%), 01/02/20	EUR	1,454	$1,630,583

Hong Kong — 0.3%
Hongkong & Shanghai Banking Corp. Ltd., 0.79%, 01/02/20	HKD	8,836	1,134,004

Japan — 1.4%
Sumitomo Bank Tokyo, (0.25%), 01/02/20	JPY	681,011	6,267,643

Norway — 0.2%
Brown Brothers Harriman & Co., 0.66%, 01/02/20	NOK	6,128	698,031

Singapore — 0.4%
Hongkong & Shanghai Banking Corp. Ltd., 0.63%, 01/02/20	SGD	2,421	1,800,036

United Kingdom — 0.1%
Citibank NA, New York, 0.37%, 01/02/20	GBP	250	330,549

Total Time Deposits — 4.2% (Cost — $17,859,248)			17,917,929

Total Short-Term Securities — 5.2% (Cost — $22,068,744)			22,127,474

Total Investments — 102.4% (Cost — $391,566,056)			441,595,248

Liabilities in Excess of Other Assets — (2.4)%			(10,326,237)

Net Assets — 100.0%			$431,269,011

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)

During the six months ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Share sHeld at 06/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,101,908	166,078	2,267,986	$2,267,986	$29,541		$8	$—
SL Liquidity Series, LLC, Money Market Series	2,916,085	(974,915)	1,941,170	1,941,559	5,323	(b)	(436)	(47)

				$4,209,545	$34,864		$(428)	$(47)

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Yen Denom Nikkei Index	14	03/12/20	$1,509	$6,220
S&P/TSX 60 Index	2	03/19/20	312	102
SPI 200 Index	2	03/19/20	232	(6,355)
Euro Stoxx 50 Index	45	03/20/20	1,882	(4,248)
FTSE 100 Index	7	03/20/20	695	3,676
MSCI Emerging Markets Index	18	03/20/20	1,008	17,102
S&P 500 E-Mini Index	39	03/20/20	6,301	102,976

				$119,473

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$130,076	$—	$—	$—	$130,076

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$10,603	$—	$—	$—	$10,603

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,169,400	$—	$	$—	$1,169,400

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(93,822)	$—	$	$—	$(93,822)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,270,281

For more information about the fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$13,063,132	$—	$13,063,132
Austria	249,944	64,399	—	314,343

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Belgium	$—	$2,959,081	$—	$2,959,081
Brazil	1,279,692	—	—	1,279,692
Canada	13,971,821	—	—	13,971,821
China	5,496,461	13,962,402	—	19,458,863
Czech Republic	92,123	—	—	92,123
Denmark	337,688	1,379,929	—	1,717,617
Finland	186	2,222,700	—	2,222,886
France	56,862	16,085,083	—	16,141,945
Germany	1,023,262	9,086,503	—	10,109,765
Hong Kong	173,661	937,958	—	1,111,619
Hungary	—	1,375,942	—	1,375,942
India	1,203,453	3,218,177	—	4,421,630
Indonesia	—	583,784	—	583,784
Ireland	128,703	112,021	—	240,724
Israel	228,134	89,659	—	317,793
Italy	—	901,313	—	901,313
Japan	—	25,924,525	—	25,924,525
Luxembourg	26,272	46,321	—	72,593
Macau	—	51,293	—	51,293
Malaysia	—	310,412	—	310,412
Mexico	1,489,764	—	—	1,489,764
Netherlands	264,065	7,135,606	—	7,399,671
Norway	—	27,653	—	27,653
Poland	95,919	1,183,547	—	1,279,466
Russia	304,567	1,169,148	—	1,473,715
Singapore	—	222,321	—	222,321
South Africa	936,147	2,773,215	—	3,709,362
South Korea	—	3,117,387	—	3,117,387
Spain	200	1,260,082	—	1,260,282
Sweden	—	1,684,483	—	1,684,483
Switzerland	—	12,992,732	—	12,992,732
Taiwan	—	8,435,628	—	8,435,628
Thailand	13,855	736,377	—	750,232
Turkey	—	1,652,537	—	1,652,537
United Kingdom	1,335,928	17,234,409	—	18,570,337
United States	234,949,548	997,705	—	235,947,253
Preferred Stocks	2,252,257	514,927	—	2,767,184
Rights	44,871	—	—	44,871
Short-Term Securities:
Money Market Funds	2,267,986	—	—	2,267,986
Time Deposits	—	17,917,929	—	17,917,929

	$268,223,369	$171,430,320	$—	$439,653,689

Investments Valued at NAV(a)				1,941,559

Total Investments				$441,595,248

Derivative Financial Instruments(b)
Assets:
Equity contracts	$130,076	$—	$—	$130,076
Liabilities:
Equity contracts	(10,603)	—	—	(10,603)

	$119,473	$—	$—	$119,473

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) December 31, 2019	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.1%

Belgium — 2.9%
KBC Group NV	43,161	$3,254,106

Denmark — 2.9%
DSV Panalpina A/S	28,868	3,327,131

Finland — 1.3%
Neste OYJ	40,925	1,423,991

France — 39.0%
Airbus SE	30,761	4,514,642
Dassault Systemes SE	13,594	2,241,994
Eiffage SA	12,896	1,479,516
Ipsen SA	11,527	1,023,214
LVMH Moet Hennessy Louis Vuitton SE	15,860	7,390,024
Pernod Ricard SA	20,800	3,721,901
Remy Cointreau SA	12,711	1,561,243
Safran SA	38,359	5,924,904
Sanofi	46,028	4,622,474
Schneider Electric SE	39,028	4,009,726
Teleperformance	9,469	2,313,445
Thales SA	13,193	1,372,795
Vinci SA	34,785	3,874,129

		44,050,007

Germany — 24.6%
adidas AG	13,307	4,325,689
Allianz SE, Registered Shares	19,766	4,843,219
Deutsche Boerse AG	14,699	2,304,988
Deutsche Wohnen SE, Bearer Shares	58,119	2,364,096
Knorr-Bremse AG	16,833	1,713,503
MorphoSys AG(a)	5,843	826,555
MTU Aero Engines AG	7,048	2,008,156
Puma SE	20,888	1,601,733
SAP SE	36,671	4,935,848
Symrise AG	27,473	2,887,656

		27,811,443

Ireland — 1.4%
Kingspan Group PLC	25,886	1,581,028

Italy — 4.7%
FinecoBank Banca Fineco SpA	258,134	3,096,525
Moncler SpA	47,765	2,149,779

		5,246,304

Netherlands — 10.4%
ASML Holding NV	18,794	5,564,084
ASR Nederland NV	42,830	1,605,075
IMCD NV	25,408	2,224,649
Koninklijke Philips NV	48,081	2,350,377

		11,744,185

Portugal — 1.1%
Galp Energia SGPS SA	77,071	1,293,872

Spain — 4.0%
Amadeus IT Group SA	24,644	2,018,263
Iberdrola SA	244,705	2,521,824

		4,540,087

Switzerland — 1.9%
Straumann Holding AG, Registered Shares	2,167	2,125,680

United Kingdom — 4.9%
Linde PLC	15,951	3,422,619
RELX PLC	81,984	2,069,549

		5,492,168

Total Long-Term Investments — 99.1% (Cost — $89,624,730)		111,890,002

Security	Shares		Value

Short-Term Securities — 1.0%

Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.52%(b)(c)	USD	314,105	$314,105

Total Money Market Funds — 0.3% (Cost — $314,105)			314,105

Time Deposits — 0.7%

	Par (000)

Europe — 0.7%
BNP Paribas SA, (0.67%), 01/02/20	EUR	714	800,795

Total Time Deposits — 0.7% (Cost — $799,331)			800,795

Total Short-Term Securities — 1.0% (Cost — $1,113,436)			1,114,900

Total Investments — 100.1% (Cost — $90,738,166)			113,004,902

Liabilities in Excess of Other Assets — (0.1)%			(130,641)

Net Assets — 100.0%			$112,874,261

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock EuroFund

(c)

During the six months ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	314,105	314,105	$314,105	$4,608		$1	$—
SL Liquidity Series, LLC, Money Market Series(b)	31,839	(31,839)	—	—	1	(c)	3	(3)

				$314,105	$4,609		$4	$(3)

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	$—	$3,254,106	$—	$3,254,106
Denmark	3,327,131	—	—	3,327,131
Finland	1,423,991	—	—	1,423,991
France	1,561,243	42,488,764	—	44,050,007
Germany	6,039,192	21,772,251	—	27,811,443
Ireland	1,581,028	—	—	1,581,028
Italy	—	5,246,304	—	5,246,304
Netherlands	—	11,744,185	—	11,744,185
Portugal	—	1,293,872	—	1,293,872
Spain	—	4,540,087	—	4,540,087
Switzerland	—	2,125,680	—	2,125,680
United Kingdom	—	5,492,168	—	5,492,168
Short-Term Securities:
Money Market Funds	314,105	—	—	314,105
Time Deposits	—	800,795	—	800,795

	$14,246,690	$98,758,212	$—	$113,004,902

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities  (unaudited)

December 31, 2019

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund

ASSETS
Investments at value — unaffiliated(a)(b)	$437,385,703	$112,690,797
Investments at value — affiliated(c)	4,209,545	314,105
Cash	1,357	—
Cash pledged for futures contracts	544,000	—
Foreign currency at value(d)	91,614	645
Receivables:
Investments sold	3,195	—
Securities lending income — affiliated	981	—
Capital shares sold	77,818	11,292
Dividends — affiliated	3,034	418
Dividends — unaffiliated	870,381	663,663
Variation margin on futures contracts	19,093	—
Prepaid expenses	58,063	52,761
Other assets	—	4,315

Total assets	443,264,784	113,737,996

LIABILITIES
Cash collateral on securities loaned at value	1,936,015	—
Payables:
Investments purchased	8,020,702	400,712
Board realignment and consolidation	—	7,596
Capital shares redeemed	947,804	84,575
Investment advisory fees	363,014	128,305
Offering costs	15,272	—
Directors’ and Officer’s fees	7,401	5,358
Other accrued expenses	560,665	215,677
Other affiliates	2,833	860
Service and distribution fees	99,688	19,057
Variation margin on futures contracts	42,379	—
Other liabilities	—	1,595

Total liabilities	11,995,773	863,735

NET ASSETS	$431,269,011	$112,874,261

NET ASSETS CONSIST OF
Paid-in capital	$381,362,239	$125,262,715
Accumulated earnings (loss)	49,906,772	(12,388,454)

NET ASSETS	$431,269,011	$112,874,261

NET ASSET VALUE

Institutional
Net assets	$87,600,639	$32,074,595

Shares outstanding	3,827,911	2,124,827

Net asset value	$22.88	$15.10

Par Value	$0.10	$0.10

Shares authorized	100 million	Unlimited

Investor A
Net assets	$281,771,300	$75,890,694

Shares outstanding	12,972,984	5,117,450

Net asset value	$21.72	$14.83

Par Value	$0.10	$0.10

Shares authorized	100 million	Unlimited

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

December 31, 2019

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund

Investor C
Net assets	$46,502,389	$3,897,656

Shares outstanding	2,619,895	379,719

Net asset value	$17.75	$10.26

Par Value	$0.10	$0.10

Shares authorized	100 million	Unlimited

Class K
Net assets	$7,629,611	$681,074

Shares outstanding	333,440	45,329

Net asset value	$22.88	$15.03

Par Value	$0.10	$0.10

Shares authorized	2 billion	Unlimited

Class R
Net assets	$7,765,072	$330,242

Shares outstanding	396,711	29,865

Net asset value	$19.57	$11.06

Par Value	$0.10	$0.10

Shares authorized	100 million	Unlimited

(a) Investments at cost — unaffiliated	$387,356,560	$90,424,061

(b) Securities loaned at value	$1,872,098	$—

(c) Investments at cost — affiliated	$4,209,496	$314,105

(d) Foreign currency at cost	$91,858	$—

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations  (unaudited)

Six Months Ended December 31, 2019

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund

INVESTMENT INCOME
Dividends — affiliated	$29,541	$4,608
Dividends — unaffiliated	5,083,348	521,271
Interest — unaffiliated	—	5,008
Securities lending income — affiliated — net	5,323	1
Non-cash dividends — unaffiliated	—	98,845
Foreign taxes withheld	(258,912)	(61,369)

Total investment income	4,859,300	568,364

EXPENSES
Investment advisory	1,829,412	416,945
Service and distribution — class specific	613,852	113,910
Transfer agent — class specific	415,434	82,881
Custodian	126,088	41,439
Professional	48,647	47,578
Accounting services	45,533	19,130
Registration	40,212	36,713
Printing	30,488	22,100
Directors and Officer	7,778	4,649
Miscellaneous	26,111	11,453

Total expenses	3,183,555	796,798

Less:
Fees waived and/or reimbursed by the Manager	(733,726)	(33,525)
Transfer agent fees waived and/or reimbursed	(309,680)	—

Total expenses after fees waived and/or reimbursed	2,140,149	763,273

Net investment income (loss)	2,719,151	(194,909)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Capital gain distributions from investment companies — affiliated	8	1
Futures contracts	1,169,400	—
Foreign currency transactions	(57,514)	(2,988)
Investments — affiliated	(436)	3
Investments — unaffiliated	8,270,885	(673,967)

	9,382,343	(676,951)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(93,822)	—
Foreign currency translations	1,975	(1,015)
Investments — affiliated	(47)	(3)
Investments — unaffiliated	18,519,450	6,358,570

	18,427,556	6,357,552

Net realized and unrealized gain	27,809,899	5,680,601

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,529,050	$5,485,692

See notes to financial statements.

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Advantage Global Fund, Inc.
	Six Months Ended 12/31/19 (unaudited)	Year Ended 06/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,719,151	$6,785,690
Net realized gain (loss)	9,382,343	(8,141,079)
Net change in unrealized appreciation (depreciation)	18,427,556	16,003,426

Net increase in net assets resulting from operations	30,529,050	14,648,037

DISTRIBUTIONS(a)
Institutional	(1,613,181)	(3,311,041)
Investor A	(4,905,774)	(10,968,689)
Investor C	(635,057)	(2,040,798)
Class K	(147,736)	(172,264)
Class R	(132,081)	(514,018)

Decrease in net assets resulting from distributions to shareholders	(7,433,829)	(17,006,810)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(42,493,673)	(98,451,408)

NET ASSETS
Total decrease in net assets	(19,398,452)	(100,810,181)
Beginning of period	450,667,463	551,477,644

End of period	$431,269,011	$450,667,463

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets   (continued)

	BlackRock EuroFund
	Six Months Ended 12/31/19 (unaudited)	Year Ended 06/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(194,909)	$893,745
Net realized loss	(676,951)	(22,475,209)
Net change in unrealized appreciation (depreciation)	6,357,552	11,584,386

Net increase (decrease) in net assets resulting from operations	5,485,692	(9,997,078)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(145,120)	(859,624)
Investor A	(91,353)	(1,899,369)
Investor C	—	(128,586)
Class K	(3,865)	(23,568)
Class R	—	(12,765)

Decrease in net assets resulting from distributions to shareholders	(240,338)	(2,923,912)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(9,218,896)	(72,780,593)

NET ASSETS
Total decrease in net assets	(3,973,542)	(85,701,583)
Beginning of period	116,847,803	202,549,386

End of period	$112,874,261	$116,847,803

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc.

	Institutional
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$21.66		$21.63	$25.83	$21.85	$25.78	$30.82

Net investment income(a)	0.17		0.36	0.29	0.11	0.04	0.08
Net realized and unrealized gain (loss)	1.48		0.43	2.82	4.15	(2.87)	(1.17)

Net increase (decrease) from investment operations	1.65		0.79	3.11	4.26	(2.83)	(1.09)

Distributions(b)
From net investment income	(0.43)		(0.32)	(0.37)	(0.28)	—	(0.11)
From net realized gain	—		(0.44)	(6.94)	—	(1.10)	(3.84)

Total distributions	(0.43)		(0.76)	(7.31)	(0.28)	(1.10)	(3.95)

Net asset value, end of period	$22.88		$21.66	$21.63	$25.83	$21.85	$25.78

Total Return(c)
Based on net asset value	7.67	%(d)	4.03%	12.43%	19.60%	(10.94)%	(2.45)%

Ratios to Average Net Assets
Total expenses	1.13	%(e)	1.14%	1.16%	1.17%	1.07%	1.05%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.71	%(e)	0.72%	0.88%	1.13%	1.07%	1.05%

Net investment income	1.54	%(e)	1.72%	1.20%	0.47%	0.17%	0.29%

Supplemental Data
Net assets, end of period (000)	$87,601		$87,759	$114,870	$258,047	$250,041	$265,841

Portfolio turnover rate	69%		137%	189%	59%	73%	73%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)

	Investor A
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$20.55		$20.56	$24.85	$21.00	$24.90	$29.95

Net investment income (loss)(a)	0.13		0.30	0.25	0.01	(0.04)	(0.00	)(b)
Net realized and unrealized gain (loss)	1.42		0.40	2.67	3.99	(2.76)	(1.15)

Net increase (decrease) from investment operations	1.55		0.70	2.92	4.00	(2.80)	(1.15)

Distributions(c)
From net investment income	(0.38)		(0.27)	(0.27)	(0.15)	—	(0.06)
From net realized gain	—		(0.44)	(6.94)	—	(1.10)	(3.84)

Total distributions	(0.38)		(0.71)	(7.21)	(0.15)	(1.10)	(3.90)

Net asset value, end of period	$21.72		$20.55	$20.56	$24.85	$21.00	$24.90

Total Return(d)
Based on net asset value	7.58	%(e)	3.77%	12.10%	19.10%	(11.21)%	(2.74)%

Ratios to Average Net Assets
Total expenses	1.45	%(f)	1.46%	1.53%	1.54%	1.42%	1.38%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.96	%(f)	0.97%	1.16%	1.50%	1.42%	1.38%

Net investment income (loss)	1.30	%(f)	1.48%	1.06%	0.06%	(0.20)%	(0.02)%

Supplemental Data
Net assets, end of period (000)	$281,771		$289,752	$324,978	$395,690	$382,069	$474,107

Portfolio turnover rate	69%		137%	189%	59%	73%	73%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)

	Investor C
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$16.79		$16.87	$21.45	$18.15	$21.86	$26.92

Net investment income (loss)(a)	0.05		0.11	0.04	(0.16)	(0.19)	(0.19)
Net realized and unrealized gain (loss)	1.15		0.34	2.31	3.46	(2.42)	(1.07)

Net increase (decrease) from investment operations	1.20		0.45	2.35	3.30	(2.61)	(1.26)

Distributions(b)
From net investment income	(0.24)		(0.09)	—	—	—	—
From net realized gain	—		(0.44)	(6.93)	—	(1.10)	(3.80)

Total distributions	(0.24)		(0.53)	(6.93)	—	(1.10)	(3.80)

Net asset value, end of period	$17.75		$16.79	$16.87	$21.45	$18.15	$21.86

Total Return(c)
Based on net asset value	7.17	%(d)	2.99%	11.23%	18.18%	(11.93)%	(3.53)%

Ratios to Average Net Assets
Total expenses	2.31	%(e)	2.28%	2.34%	2.32%	2.22%	2.17%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.71	%(e)	1.72%	1.95%	2.29%	2.22%	2.17%

Net investment income (loss)	0.55	%(e)	0.65%	0.23%	(0.81)%	(1.01)%	(0.81)%

Supplemental Data
Net assets, end of period (000)	$46,502		$52,125	$90,299	$135,507	$245,795	$318,616

Portfolio turnover rate	69%		137%	189%	59%	73%	73%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)

	Class K
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30,	Period from 01/25/18 (a) to 06/30/18
			2019

Net asset value, beginning of period	$21.66		$21.63	$23.12

Net investment income(b)	0.17		0.41	0.29
Net realized and unrealized gain (loss)	1.49		0.39	(1.78)

Net increase (decrease) from investment operations	1.66		0.80	(1.49)

Distributions
From net investment income	(0.44)		(0.33)	—
From net realized gain	—		(0.44)	—

Total distributions	(0.44)		(0.77)	—

Net asset value, end of period	$22.88		$21.66	$21.63

Total Return(c)
Based on net asset value	7.73	%(d)	4.09%	(6.44	)%(d)

Ratios to Average Net Assets
Total expenses	1.01	%(e)	1.03%	1.07	%(e)(f)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.66	%(e)	0.66%	0.66	%(e)

Net investment income	1.58	%(e)	1.98%	3.09	%(e)

Supplemental Data
Net assets, end of period (000)	$7,630		$10,625	$4,616

Portfolio turnover rate	69%		137%	189%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.07%.

See notes to financial statements.

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)

	Class R
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$18.52		$18.60	$23.07	$19.48	$23.27	$28.30

Net investment income (loss)(a)	0.10		0.21	0.17	(0.07)	(0.11)	(0.10)
Net realized and unrealized gain (loss)	1.26		0.37	2.47	3.70	(2.58)	(1.09)

Net increase (decrease) from investment operations	1.36		0.58	2.64	3.63	(2.69)	(1.19)

Distributions(b)
From net investment income	(0.31)		(0.22)	(0.17)	(0.04)	—	(0.00	)(c)
From net realized gain	—		(0.44)	(6.94)	—	(1.10)	(3.84)

Total distributions	(0.31)		(0.66)	(7.11)	(0.04)	(1.10)	(3.84)

Net asset value, end of period	$19.57		$18.52	$18.60	$23.07	$19.48	$23.27

Total Return(d)
Based on net asset value	7.38	%(e)	3.52%	11.79%	18.67%	(11.54)%	(3.08)%

Ratios to Average Net Assets
Total expenses	1.76	%(f)	1.79%	1.87%	1.92%	1.77%	1.73%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.21	%(f)	1.22%	1.43%	1.88%	1.77%	1.73%

Net investment income (loss)	1.06	%(f)	1.18%	0.80%	(0.33)%	(0.56)%	(0.39)%

Supplemental Data
Net assets, end of period (000)	$7,765		$10,407	$16,716	$19,642	$21,091	$26,019

Portfolio turnover rate	69%		137%	189%	59%	73%	73%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock EuroFund

	Institutional
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30,
			2019	2018	2017		2016	2015

Net asset value, beginning of period	$14.40		$15.06	$14.78	$13.25		$15.51	$16.68

Net investment income (loss)(a)	(0.01)		0.13	0.13	0.16	(b)	0.25	0.28
Net realized and unrealized gain (loss)	0.78		(0.45)	0.33	1.67		(2.28)	(1.00)

Net increase (decrease) from investment operations	0.77		(0.32)	0.46	1.83		(2.03)	(0.72)

Distributions from net investment income(c)	(0.07)		(0.34)	(0.18)	(0.30)		(0.23)	(0.45)

Net asset value, end of period	$15.10		$14.40	$15.06	$14.78		$13.25	$15.51

Total Return(d)
Based on net asset value	5.35	%(e)	(1.77)%	3.12%	14.14%		(13.22)%	(4.10)%

Ratios to Average Net Assets
Total expenses	1.28	%(f)	1.23%	1.11%	1.10%		1.07%	1.00%

Total expenses after fees waived and/or reimbursed	1.22	%(f)	1.17%	1.08%	1.10%		1.07%	1.00%

Net investment income (loss)	(0.19	)%(f)	0.92%	0.87%	1.19	%(b)	1.72%	1.81%

Supplemental Data
Net assets, end of period (000)	$32,075		$33,178	$43,686	$146,685		$162,627	$221,463

Portfolio turnover rate	15%		153%	98%	93%		100%	117%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.01 per share and 0.10%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)

	Investor A
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30,
			2019	2018	2017		2016	2015

Net asset value, beginning of period	$14.11		$14.78	$14.49	$12.98		$15.23	$16.37

Net investment income (loss)(a)	(0.03)		0.08	0.18	0.13	(b)	0.20	0.29
Net realized and unrealized gain (loss)	0.77		(0.44)	0.26	1.64		(2.23)	(1.03)

Net increase (decrease) from investment operations	0.74		(0.36)	0.44	1.77		(2.03)	(0.74)

Distributions from net investment income(c)	(0.02)		(0.31)	(0.15)	(0.26)		(0.22)	(0.40)

Net asset value, end of period	$14.83		$14.11	$14.78	$14.49		$12.98	$15.23

Total Return(d)
Based on net asset value	5.23	%(e)	(2.08)%	3.02%	13.92%		(13.41)%	(4.30)%

Ratios to Average Net Assets
Total expenses	1.46	%(f)	1.45%	1.31%	1.32%		1.28%	1.22%

Total expenses after fees waived and/or reimbursed	1.40	%(f)	1.39%	1.28%	1.32%		1.28%	1.22%

Net investment income (loss)	(0.37	)%(f)	0.56%	1.19%	0.97	%(b)	1.46%	1.88%

Supplemental Data
Net assets, end of period (000)	$75,891		$78,418	$149,540	$165,427		$178,374	$258,675

Portfolio turnover rate	15%		153%	98%	93%		100%	117%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.01 per share and 0.10%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)

	Investor C
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30,
			2019	2018	2017		2016	2015

Net asset value, beginning of period	$9.79		$10.36	$10.16	$9.17		$10.82	$11.76

Net investment income (loss)(a)	(0.06)		(0.02)	0.05	0.01	(b)	0.07	0.08
Net realized and unrealized gain (loss)	0.53		(0.31)	0.18	1.15		(1.58)	(0.70)

Net increase (decrease) from investment operations	0.47		(0.33)	0.23	1.16		(1.51)	(0.62)

Distributions from net investment income(c)	—		(0.24)	(0.03)	(0.17)		(0.14)	(0.32)

Net asset value, end of period	$10.26		$9.79	$10.36	$10.16		$9.17	$10.82

Total Return(d)
Based on net asset value	4.80	%(e)	(2.82)%	2.27%	12.94%		(14.08)%	(5.09)%

Ratios to Average Net Assets
Total expenses	2.24	%(f)	2.20%	2.08%	2.13%		2.09%	2.05%

Total expenses after fees waived and/or reimbursed	2.18	%(f)	2.14%	2.04%	2.13%		2.09%	2.05%

Net investment income (loss)	(1.14	)%(f)	(0.17)%	0.43%	0.14	%(b)	0.67%	0.70%

Supplemental Data
Net assets, end of period (000)	$3,898		$4,179	$7,533	$8,038		$13,659	$18,021

Portfolio turnover rate	15%		153%	98%	93%		100%	117%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.01 per share and 0.10%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)

	Class K
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30, 2019	Period from 01/25/18 (a) to 06/30/18

Net asset value, beginning of period	$14.34		$15.08	$16.57

Net investment income (loss)(b)	(0.02)		0.14	0.26
Net realized and unrealized gain (loss)	0.80		(0.46)	(1.75)

Net increase (decrease) from investment operations	0.78		(0.32)	(1.49)

Distributions from net investment income(c)	(0.09)		(0.42)	—

Net asset value, end of period	$15.03		$14.34	$15.08

Total Return(d)
Based on net asset value	5.43	%(e)	(1.70)%	(8.99	)%(e)

Ratios to Average Net Assets
Total expenses	1.10	%(f)	1.11%	0.98	%(f)(g)

Total expenses after fees waived and/or reimbursed	1.04	%(f)	1.05%	0.95	%(f)

Net investment income (loss)	(0.31	)%(f)	1.00%	3.86	%(f)

Supplemental Data
Net assets, end of period (000)	$681		$710	$1,005

Portfolio turnover rate	15%		153%	98%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.99%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)

	Class R
	Six Months Ended 12/31/19 (unaudited)		Year Ended June 30,
			2019	2018	2017		2016	2015

Net asset value, beginning of period	$10.54		$11.14	$10.96	$9.89		$11.66	$12.58

Net investment income (loss)(a)	(0.05)		(0.01)	0.09	0.05	(b)	0.11	0.12
Net realized and unrealized gain (loss)	0.57		(0.33)	0.18	1.24		(1.71)	(0.73)

Net increase (decrease) from investment operations	0.52		(0.34)	0.27	1.29		(1.60)	(0.61)

Distributions from net investment income(c)	—		(0.26)	(0.09)	(0.22)		(0.17)	(0.31)

Net asset value, end of period	$11.06		$10.54	$11.14	$10.96		$9.89	$11.66

Total Return(d)
Based on net asset value	4.93	%(e)	(2.66)%	2.46%	13.42%		(13.82)%	(4.68)%

Ratios to Average Net Assets
Total expenses	2.05	%(f)	2.07%	1.81%	1.83%		1.72%	1.69%

Total expenses after fees waived and/or reimbursed	1.99	%(f)	2.01%	1.77%	1.83%		1.72%	1.69%

Net investment income (loss)	(0.96	)%(f)	(0.07)%	0.76%	0.54	%(b)	1.08%	1.03%

Supplemental Data
Net assets, end of period (000)	$330		$363	$786	$1,017		$859	$1,122

Portfolio turnover rate	15%		153%	98%	93%		100%	117%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include $0.01 per share and 0.10%, respectively, resulting from a special dividend.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Advantage Global Fund, Inc., (the “Corporation”) and BlackRock EuroFund (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. BlackRock Advantage Global Fund, Inc. is organized as a Maryland corporation. BlackRock EuroFund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Global Fund, Inc.	Advantage Global	Diversified
BlackRock EuroFund	EuroFund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Class R Shares are sold only to certain employer-sponsored retirement plans. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Trustees of the Trust and the Board of Directors of the Corporation are referred to throughout this report as the “Board of Directors” or the “Board.”

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income and non-cash dividend income are recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of December 31, 2019, certain investments of the Funds were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Advantage Global
Citigroup Global Markets, Inc.	$1,477,133	$(1,477,133)	$—
Goldman Sachs & Co.	380,619	(380,619)	—
Morgan Stanley & Co LLC	14,346	(14,346)	—

	$1,872,098	$(1,872,098)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (unaudited) (continued)

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, and wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fee
Average Daily Net Assets	Advantage Global	EuroFund
First $1 Billion	0.85%	0.75%
$1 Billion — $3 Billion	0.80	0.71
$3 Billion — $5 Billion	0.77	0.68
$5 Billion — $10 Billion	0.74	0.65
Greater than $10 Billion	0.72	0.64

With respect to EuroFund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by EuroFund to the Manager.

Service and Distribution Fees: The Funds entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—%
Investor C	0.25	0.75
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended December 31, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Investor C	Class R	Total
Advantage Global	$351,177	$240,156	$22,519	$613,852
EuroFund	93,665	19,421	824	113,910

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2019, Advantage Global paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Investor A
Advantage Global	$516

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended December 31, 2019, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage Global	$183	$3,340	$613	$19	$19	$4,174
EuroFund	668	1,519	93	6	6	2,292

For the six months ended December 31, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage Global	$54,670	$274,604	$74,032	$440	$11,688	$415,434
EuroFund	31,677	47,327	3,019	83	775	82,881

Other Fees: For the six months ended December 31, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Investor A
Advantage Global	$1,245
EuroFund	190

For the six months ended December 31, 2019, affiliates received CDSCs as follows:

	Advantage Global	EuroFund
Investor A	$508	$—
Investor C	194	3

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

For the six months ended December 31, 2019, the amounts waived were as follows:

	Advantage Global	EuroFund
Amounts waived	$1,173	$169

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through October 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”) or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended December 31, 2019, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

The Manager voluntarily agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.06% of EuroFund’s average daily net assets. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. During the six months ended December 31, 2019, the Manager waived $33,356 pursuant to this agreement.

For the six months ended December 31, 2019, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage Global	$555	$1,835	$313	$48	$59	$2,810
EuroFund	205	487	25	4	2	723

With respect to Advantage Global, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class K	Class R
Expense limitations	0.71%	0.96%	1.71%	0.66%	1.21%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through October 31, 2020, unless approved by the Board of the Corporation, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of Advantage Global. For the six months ended December 31, 2019, the Manager waived and/or reimbursed $732,553, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

These amounts waived and/or reimbursed are shown as transfer agent fees waived — class specific, in the Statements of Operations. For the six months ended December 31, 2019, class specific waivers were as follows:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage Global	$33,412	$204,369	$62,024	$439	$9,436	$309,680

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 1, 2019, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses was terminated.

The following fund level and class specific waivers and/or reimbursements previously recorded by Advantage Global Fund, which were subject to recoupment by the Manager, expired on December 1, 2019:

Fund Level	$3,664,549
Institutional	186,656
Investor A	1,017,033
Investor C	363,661
Class K	2,502
Class R	72,831

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended December 31, 2019, each Fund paid BIM the following amounts for securities lending agent services:

	Advantage Global	EuroFund
Securities lending agent services	$1,049	$—

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. EuroFund is currently permitted to borrow under the Interfund Lending Program. Advantage Global is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2019, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended December 31, 2019, purchases and sales of investments and excluding short-term securities, were as follows:

	Advantage Global	EuroFund
Purchases	$287,422,587	$16,350,270
Sales	332,558,885	26,629,110

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended June 30, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of June 30, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Advantage Global	EuroFund
$6,815,543	$30,664,636

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	Advantage Global	EuroFund
Tax cost	$394,274,328	$93,860,053

Gross unrealized appreciation	$56,794,219	$22,739,399
Gross unrealized depreciation	(9,353,826)	(3,594,550)

Net unrealized appreciation (depreciation)	$47,440,393	$19,144,849

9.	BANK BORROWINGS

The Funds along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are parties to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended December 31, 2019, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

EuroFund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

46	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 12/31/19		Year Ended 06/30/19
Advantage Global	Shares	Amount	Shares	Amount
Institutional
Shares sold	288,848	$6,292,212	1,232,648	$24,912,052
Shares issued in reinvestment of distributions	68,864	1,530,165	159,143	3,133,521
Shares redeemed	(581,568)	(12,506,428)	(2,651,356)	(55,309,098)

Net decrease	(223,856)	$(4,684,051)	(1,259,565)	$(27,263,525)

Investor A
Shares sold and automatic conversion of shares	354,183	$7,258,236	1,626,860	$32,489,716
Shares issued in reinvestment of distributions	211,298	4,456,265	538,218	10,069,960
Shares redeemed	(1,690,734)	(34,889,418)	(3,872,814)	(76,347,695)

Net decrease	(1,125,253)	$(23,174,917)	(1,707,736)	$(33,788,019)

Investor C
Shares sold	13,448	$227,004	113,130	$1,800,863
Shares issued in reinvestment of distributions	33,866	584,186	124,565	1,913,305
Shares redeemed	(531,462)	(8,928,581)	(2,486,438)	(40,904,182)

Net decrease	(484,148)	$(8,117,391)	(2,248,743)	$(37,190,014)

Class K
Shares sold	57,175	$1,243,844	363,428	$7,674,626
Shares issued in reinvestment of distributions	6,480	143,926	8,407	165,540
Shares redeemed	(220,700)	(4,836,563)	(94,714)	(1,971,467)

Net increase (decrease)	(157,045)	$(3,448,793)	277,121	$5,868,699

Class R
Shares sold	37,151	$691,916	112,045	$2,021,830
Shares issued in reinvestment of distributions	6,948	132,081	30,451	514,018
Shares redeemed	(209,447)	(3,892,518)	(479,342)	(8,614,397)

Net decrease	(165,348)	$(3,068,521)	(336,846)	$(6,078,549)

Total Net Decrease	(2,155,650)	$(42,493,673)	(5,275,769)	$(98,451,408)

	Six Months Ended 12/31/19		Year Ended 06/30/19
EuroFund	Shares	Amount	Shares	Amount
Institutional
Shares sold	19,342	$271,659	116,304	$1,632,133
Shares issued in reinvestment of distributions	7,943	116,042	55,526	691,295
Shares redeemed	(206,756)	(2,923,566)	(767,404)	(10,555,926)

Net decrease	(179,471)	$(2,535,865)	(595,574)	$(8,232,498)

Investor A
Shares sold	51,386	$713,655	329,601	$4,582,724
Shares issued in reinvestment of distributions	5,312	76,225	131,602	1,608,202
Shares redeemed	(497,046)	(6,919,723)	(5,024,233)	(67,280,467)

Net decrease	(440,348)	$(6,129,843)	(4,563,030)	$(61,089,541)

Investor C
Shares sold	3,314	$32,136	10,878	$104,553
Shares issued in reinvestment of distributions	—	—	11,884	101,134
Shares redeemed	(50,324)	(480,367)	(323,337)	(3,029,797)

Net decrease	(47,010)	$ (448,231)	(300,575)	$(2,824,110)

Class K
Shares sold	5,013	$71,459	14,854	$200,174
Shares issued in reinvestment of distributions	195	2,829	1,495	18,527
Shares redeemed	(9,379)	(134,100)	(33,530)	(459,486)

Net decrease	(4,171)	$(59,812)	(17,181)	$(240,785)

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 12/31/19		Year Ended 06/30/19
EuroFund	Shares	Amount	Shares	Amount
Class R
Shares sold	3,246	$33,568	8,938	$89,980
Shares issued in reinvestment of distributions	—	—	1,394	12,765
Shares redeemed	(7,832)	(78,713)	(46,452)	(496,404)

Net decrease	(4,586)	$(45,145)	(36,120)	$(393,659)

Total Net Decrease	(675,586)	$(9,218,896)	(5,512,480)	$(72,780,593)

As of December 31, 2019, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Class K
EuroFund	12,070

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

48	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors of BlackRock Advantage Global Fund, Inc., on behalf of BlackRock Advantage Global Fund, Inc. and the Board of Trustees of BlackRock EuroFund, on behalf of BlackRock Euro Fund (together, the “Board”), met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio and BlackRock Credit Strategies Income Fund, each a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	49

Director and Officer Information

Mark Stalnecker, Chair of the Board and Director

Bruce R. Bond, Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Lena G. Goldberg, Director

Robert M. Hernandez, Director

Henry R. Keizer, Director

Cynthia A. Montgomery, Director

Donald C. Opatrny, Director

Joseph P. Platt, Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Robert Fairbairn, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Funds.

Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Funds.

Effective December 31, 2019, Robert M. Hernandez retired as Director/Trustee of the Funds.

Further information about the Funds’ Directors and Officers is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock International Limited(a)

Edinburgh, EH3 8BL,

United Kingdom

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02111

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

(a)	For EuroFund only.

50	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	51

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

52	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

SGD	Singapore Dollar

USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CVA	Certificaten Van Aandelen (Dutch Certificate)

GDR	Global Depositary Receipt

NVDR	Non-voting Depository Receipts

S&P	Standard and Poor’s

GLOSSARY OF TERMS USED IN THIS REPORT	53

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EGSC-12/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment
Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Advantage Global Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage Global Fund, Inc.

Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage Global Fund, Inc.

Date: March 6, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Advantage Global Fund, Inc.

Date: March 6, 2020

4